OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES

NOTE 9:  OTHER CURRENT LIABILITIES

Other current liabilities consist of the following as of December 31, 2021 and 2020:

Details	2021	2020
Tax payables	$10,272	$4,935
Hedging transactions payables	3,040	-
Interest payable on debt	588	868
Others	2,109	2,102
	$16,009	$7,905